2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Subsidiary 1
Disclosure of subsidiaries [line items]
Subsidiary name	Comercial Peumo Ltda.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 2
Disclosure of subsidiaries [line items]
Subsidiary name	Bodegas y Viñedos Quinta de Maipo SpA
Direct ownership	54.3236%
Indirect ownership	45.6764%
Total ownership	100.00%	100.00%
Subsidiary 3
Disclosure of subsidiaries [line items]
Subsidiary name	Soc. Export.y Com. Viña Maipo SpA
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 4
Disclosure of subsidiaries [line items]
Subsidiary name	Transportes Viconto Ltda.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 5
Disclosure of subsidiaries [line items]
Subsidiary name	Viña Cono Sur S.A.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 6
Disclosure of subsidiaries [line items]
Subsidiary name	Trivento Bodegas y Viñedos S.A.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 7
Disclosure of subsidiaries [line items]
Subsidiary name	Concha y Toro UK Limited
Direct ownership	99.00%
Indirect ownership	1.00%
Total ownership	100.00%	100.00%
Subsidiary 8
Disclosure of subsidiaries [line items]
Subsidiary name	Cono Sur Europe Limited
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 9
Disclosure of subsidiaries [line items]
Subsidiary name	Soc. Export. y Com. Viña Canepa S.A.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 10
Disclosure of subsidiaries [line items]
Subsidiary name	Inversiones Concha y Toro SpA
Direct ownership	100.00%
Indirect ownership	0.00%
Total ownership	100.00%	100.00%
Subsidiary 11
Disclosure of subsidiaries [line items]
Subsidiary name	Inversiones VCT Internacional SpA
Direct ownership	35.99%
Indirect ownership	64.01%
Total ownership	100.00%	100.00%
Subsidiary 12
Disclosure of subsidiaries [line items]
Subsidiary name	Finca Lunlunta S.A.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 13
Disclosure of subsidiaries [line items]
Subsidiary name	Viña Maycas del Limarí Limitada
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 14
Disclosure of subsidiaries [line items]
Subsidiary name	Finca Austral S.A.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 15
Disclosure of subsidiaries [line items]
Subsidiary name	VCT Brasil Importación y Exportación Ltda.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 16
Disclosure of subsidiaries [line items]
Subsidiary name	Concha y Toro Sweden AB
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 17
Disclosure of subsidiaries [line items]
Subsidiary name	Concha y Toro Finland OY
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 18
Disclosure of subsidiaries [line items]
Subsidiary name	Concha y Toro Norway AS
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 19
Disclosure of subsidiaries [line items]
Subsidiary name	Viña don Melchor SpA
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 20
Disclosure of subsidiaries [line items]
Subsidiary name	VCT Group Of Wineries Asia Pte. Ltd.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 21
Disclosure of subsidiaries [line items]
Subsidiary name	VCT USA, Inc.
Direct ownership	100.00%
Indirect ownership	0.00%
Total ownership	100.00%	100.00%
Subsidiary 22
Disclosure of subsidiaries [line items]
Subsidiary name	Fetzer Vineyards, Inc.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 23
Disclosure of subsidiaries [line items]
Subsidiary name	Excelsior Wine Company, LLC
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	50.00%
Subsidiary 24
Disclosure of subsidiaries [line items]
Subsidiary name	Eagle Peak Estates, LLC
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 25
Disclosure of subsidiaries [line items]
Subsidiary name	VCT Mexico, S. de R.L. de C.V.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 26
Disclosure of subsidiaries [line items]
Subsidiary name	VCT & DG Mexico, S.A. de C.V.
Direct ownership	0.00%
Indirect ownership	51.00%
Total ownership	51.00%	51.00%
Subsidiary 27
Disclosure of subsidiaries [line items]
Subsidiary name	Concha y Toro Canadá Limited
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 28
Disclosure of subsidiaries [line items]
Subsidiary name	Viña Cono Sur Orgánico SpA.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 29
Disclosure of subsidiaries [line items]
Subsidiary name	VCT África & Middle East Proprietary Ltd.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 30
Disclosure of subsidiaries [line items]
Subsidiary name	Gan Lu Wine Trading (Shanghai) Co. Limited
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 31
Disclosure of subsidiaries [line items]
Subsidiary name	VCT Norway AS
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 32
Disclosure of subsidiaries [line items]
Subsidiary name	Cono Sur France S.A.R.L
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 33
Disclosure of subsidiaries [line items]
Subsidiary name	VCT Wine Retail Participacoes Ltda.
Direct ownership	0.00%
Indirect ownership	100.00%
Total ownership	100.00%	100.00%
Subsidiary 34
Disclosure of subsidiaries [line items]
Subsidiary name	Inmobiliaria El Llano SpA
Direct ownership	100.00%
Indirect ownership	0.00%
Total ownership	100.00%	100.00%
Subsidiary 35
Disclosure of subsidiaries [line items]
Subsidiary name	Southern Brewing Company S. A.
Direct ownership	77.00%
Indirect ownership	0.00%
Total ownership	77.00%	77.00%